WARRANTS (Details Narrative)	8 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share redemption price per share | $ / shares	$ 18.00
Warrant [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued | shares	30,016,875
Public Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.01
Public Warrants [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued | shares	15,812,500
Private Placement Warrants [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued | shares	14,204,375
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.00